General - Additional Information (Detail) $ in Millions	Sep. 29, 2021 USD ($)
Merger Agreement Closing [Member] | PIPE Financing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from merger and issuance of common stock	$ 131.6